Financial Instruments - Schedule of Consolidated Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 5,340	$ 6,203
Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	1,790
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	3,550
Later Than One Year and Not Later Than Two Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	840
Later Than One Year and Not Later Than Two Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	275
Later Than One Year and Not Later Than Two Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	565
Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	698
Later Than Two Years and Not Later Than Three Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	694
Later Than Two Years and Not Later Than Three Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	4
Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	696
Later Than Three Years and Not Later Than Four Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	694
Later Than Three Years and Not Later Than Four Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	2
Later Than Four Years and Not Later Than Five Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	843
Later Than Four Years and Not Later Than Five Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	93
Later Than Four Years and Not Later Than Five Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	750
More than 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	2,263
More than 5 Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	34
More than 5 Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 2,229